Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of (Loss) Income before Income Tax Expense

(Loss) income before income tax expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Hong Kong	(714)	1,559	1,358
Cayman Islands	(7,805)	(5,960)	(9)
(Loss) income before income tax expense	(8,519)	(4,401)	1,349

Schedule of Reconciliation the Statutory and Effective Tax Expenses

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2025, 2024 and 2023.

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

(Loss) income before income tax expense	(8,519)	(4,401)	1,349

Tax at Hong Kong statutory tax rate of 16.5%	(1,406)	(726)	223
Effect of tax-exempt for the Company incorporated in Cayman Islands	1,288	984	1
Tax effect on non-assessable income	(19)	-	(8)
Tax effect on non-deductible expenses	-	60	53
Tax effect on deductible temporary differences	-	(2)	6
Under provision of prior year	19	-	-
Change in valuation allowance	137	(140)	(275)
Tax concession	-	(21)	-
Income tax expense	19	155	-

Schedule of the Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	137	-
Less: valuation allowance	(137)	-
Deferred tax assets, net	-	-

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of March 31,
	2025	2024
	$’000	$’000

Beginning balance	-	140
Tax losses recognized	137	-
Operating loss utilized	-	(140)
Ending balance	137	-